Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,088,000
Previously Paid Amount	0.00
Total Fee Amount	319.67
Total Offset Amount	0.00
Net Fee	319.67
Narrative - Max Aggregate Offering Price	$ 2,088,000
Final Prospectus	true